Long-term debt - Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Convertible debentures	$ 300,000	$ 350,000
Revolving credit facility	113,389	63,659
Mining equipment financings	3,764	0
Long-term debt	417,153	413,659
Unamortized debt issuance costs	(2,291)	(4,495)
Unamortized accretion on convertible debentures	(4,427)	(8,735)
Long-term debt, net of issuance costs	410,435	400,429
Current portion	294,891	49,867
Non-current portion	115,544	350,562
Long-term debt	$ 410,435	$ 400,429	$ 349,042